UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE

SERIES FUNDS INC

Salomon Brothers Variable

Total Return Fund

FORM N-Q

MARCH 31, 2005

Salomon Brothers Variable Total Return Fund

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 62.8%
CONSUMER DISCRETIONARY - 9.9%
Automobiles - 0.2%
3,174	DaimlerChrysler AG (a)	$141,941

Hotels, Restaurants & Leisure - 0.9%
24,400	McDonald’s Corp.	759,816

Leisure Equipment & Products - 0.2%
6,600	Eastman Kodak Co. (a)	214,830

Media - 5.2%
19,395	Comcast Corp., Class A (b)	655,163
27,989	The DirecTV Group, Inc. (b)	403,601
21,875	Liberty Media Corp., Class A (b)	226,844
1,312	Liberty Media International, Inc., Class A Shares (b)	57,387
136,260	News Corp., Class A Shares	2,305,519
53,000	Time Warner, Inc. (b)	930,150

		4,578,664

Multiline Retail - 1.9%
19,200	Federated Department Stores, Inc.	1,221,888
8,700	Wal-Mart Stores, Inc.	435,957

		1,657,845

Specialty Retail - 1.5%
33,800	The Home Depot, Inc.	1,292,512

	TOTAL CONSUMER DISCRETIONARY	8,645,608

CONSUMER STAPLES - 9.5%
Beverages - 2.6%
13,500	Anheuser-Busch Cos., Inc.	639,765
19,200	The Coca-Cola Co.	800,064
16,900	PepsiCo, Inc.	896,207

		2,336,036

Food & Drug Retailing - 2.4%
46,500	The Kroger Co. (b)	745,395
71,900	Safeway, Inc. (b)	1,332,307

		2,077,702

Food Products - 0.8%
9,800	H.J. Heinz Co.	361,032
13,900	Sara Lee Corp.	308,024

		669,056

Household Products - 2.0%
5,800	Colgate-Palmolive Co.	302,586
6,000	Kimberly-Clark Corp.	394,380
20,600	The Procter & Gamble Co.	1,091,800

		1,788,766

Personal Products - 1.7%
29,000	The Gillette Co.	1,463,920

	TOTAL CONSUMER STAPLES	8,335,480

ENERGY - 4.7%
Energy Equipment & Services - 3.1%
9,000	Diamond Offshore Drilling, Inc.	449,100
7,100	Schlumberger Ltd.	500,408
34,700	Transocean, Inc. (b)	1,785,662

		2,735,170

Oil & Gas - 1.6%
3,800	Amerada Hess Corp.	365,598
4,800	BP PLC, Sponsored ADR	299,520
8,800	Exxon Mobil Corp.	524,480
4,200	Royal Dutch Petroleum Co., NY Shares	252,168

		1,441,766

	TOTAL ENERGY	4,176,936

See Notes to Schedule of Investments.

Salomon Brothers Variable Total Return Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 17.5%
Banks - 6.6%
40,144	Bank of America Corp.	$1,770,350
63,700	The Bank of New York Co., Inc.	1,850,485
5,600	Mercantile Bankshares Corp.	284,816
5,400	SunTrust Banks, Inc.	389,178
29,000	Wachovia Corp.	1,476,390

		5,771,219

Diversified Financial Services - 5.6%
20,700	American Express Co.	1,063,359
78,500	JPMorgan Chase & Co.	2,716,100
19,400	Merrill Lynch & Co., Inc.	1,098,040

		4,877,499

Insurance - 5.3%
21,200	The Allstate Corp.	1,146,072
22,000	American International Group, Inc.	1,219,020
575	Berkshire Hathaway, Inc., Class B Shares (b)	1,642,200
5,600	The Chubb Corp.	443,912
12,300	Horace Mann Educators Corp.	218,202

		4,669,406

	TOTAL FINANCIALS	15,318,124

HEALTHCARE - 4.8%
Healthcare Providers & Services - 0.4%
4,300	CIGNA Corp.	383,990

Pharmaceuticals - 4.4%
31,400	Abbott Laboratories	1,463,868
6,800	Bristol-Myers Squibb Co.	173,128
11,600	Merck & Co., Inc.	375,492
57,058	Pfizer, Inc.	1,498,914
8,500	Wyeth	358,530

		3,869,932

	TOTAL HEALTHCARE	4,253,922

INDUSTRIALS - 2.9%
Air Freight & Logistics - 0.1%
1,600	United Parcel Service, Inc., Class B Shares	116,384

Industrial Conglomerates - 2.0%
48,300	General Electric Co.	1,741,698

Road & Rail - 0.8%
10,500	Canadian National Railway Co.	664,755

	TOTAL INDUSTRIALS	2,522,837

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.6%
44,400	Cisco Systems, Inc. (b)	794,316
260,200	Lucent Technologies, Inc. (a)(b)	715,550
54,800	Motorola, Inc.	820,356

		2,330,222

Computers & Peripherals - 4.1%
34,919	Hewlett-Packard Co.	766,123
22,900	International Business Machines Corp.	2,092,602
179,800	Sun Microsystems, Inc. (b)	726,392

		3,585,117

Semiconductor Equipment & Products - 1.7%
6,050	Freescale Semiconductor, Inc., Class B Shares (b)	104,362
5,200	Intel Corp.	120,796
49,600	Texas Instruments, Inc.	1,264,304

		1,489,462

Software - 1.4%
50,200	Microsoft Corp.	1,213,334

	TOTAL INFORMATION TECHNOLOGY	8,618,135

See Notes to Schedule of Investments.

Salomon Brothers Variable Total Return Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
MATERIALS - 1.3%
Chemicals - 0.2%
2,283	Monsanto Co.	$147,253

Metals & Mining - 1.1%
32,600	Alcoa, Inc.	990,714

Paper & Forest Products - 0.0%
181	Neenah Paper, Inc. (a)	6,085

	TOTAL MATERIALS	1,144,052

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
11,840	AT&T Corp.	222,000
14,700	SBC Communications, Inc.	348,243
36,252	Verizon Communications, Inc.	1,286,946

	TOTAL TELECOMMUNICATION SERVICES	1,857,189

UTILITIES - 0.3%
Electric Utilities - 0.3%
6,600	American Electric Power Co., Inc.	224,796

	TOTAL COMMON STOCK (Cost - $52,069,309)	55,097,079

FACE AMOUNT
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 19.7%
	Federal Home Loan Mortgage Corp. Gold (FHLMC):
$900,000	5.000%, 15 years (c)(d)	900,281
570,000	5.500%, 15 years (c)(d)	581,578
1,125,000	5.000%, 30 years (c)(d)	1,100,743
550,000	5.500%, 30 years (c)(d)	551,547
1,000,000	6.000%, 30 years (c)(d)	1,023,438
	Federal National Mortgage Association (FNMA):
800,000	5.500% due 2/15/06	812,639
450,000	6.250% due 2/1/11	481,429
14,289	7.000% due 7/1/15	15,040
249,466	6.500% due 6/1/28	259,965
67,271	6.500% due 7/1/28	70,102
16,876	7.000% due 2/1/29	17,834
48,885	8.000% due 1/1/31	52,645
10,238	7.500% due 3/1/31	10,959
181,644	5.000% due 3/1/34	178,159
930,000	4.500%, 15 years (c)(d)	909,365
275,000	4.500%, 30 years (c)(d)	260,992
450,000	5.000%, 30 years (c)(d)	438,750
2,050,000	5.500%, 30 years (c)(d)	2,053,202
950,000	6.000%, 30 years (c)(d)	971,079
935,000	6.500%, 30 years (c)(d)	970,354
	Government National Mortgage Association (GNMA):
250,000	5.000%, 30 years (c)(d)	246,562
450,000	5.500%, 30 years (c)(d)	454,078
	U.S. Treasury:
	Bonds:
350,000	8.750% due 8/15/20	499,187
450,000	6.125% due 8/15/29	530,174
	Notes:
1,000,000	2.500% due 10/31/06	982,032
850,000	3.375% due 10/15/09	823,239
1,325,000	6.500% due 2/15/10 (a)	1,459,416
675,000	4.250% due 8/15/13 (a)	665,851

	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $17,313,507)	17,320,640

See Notes to Schedule of Investments.

Salomon Brothers Variable Total Return Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS AND NOTES - 11.4%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.3%
$250,000	Johnson Controls, Inc., Notes, 5.000% due 11/15/06	$253,208

Automobiles - 0.1%
125,000	Ford Motor Co., Notes, 7.450% due 7/16/31 (a)	113,379

Hotels, Restaurants & Leisure - 0.2%
175,000	Carnival Corp., 3.750% due 11/15/07	172,090

Household Durables - 0.4%
175,000	Centex Corp., 5.125% due 10/1/13	169,730
200,000	MDC Holdings, Inc., 5.500% due 5/15/13	197,736

		367,466

Media - 0.4%
150,000	Comcast Cable Communication Holdings Inc., 8.375% due 3/15/13	178,502
125,000	Time Warner, Inc., 7.625% due 4/15/31	147,298

		325,800

	TOTAL CONSUMER DISCRETIONARY	1,231,943

CONSUMER STAPLES - 0.4%
Food & Drug Retailing - 0.2%
125,000	Safeway, Inc., Debentures, 7.250% due 2/1/31	136,392

Food Products - 0.2%
175,000	Kellogg Co., Notes, Series B, 6.600% due 4/1/11	190,988

	TOTAL CONSUMER STAPLES	327,380

ENERGY - 0.8%
Energy Equipment & Services - 0.2%
175,000	Precision Drilling Corp., Notes, 5.625% due 6/1/14	179,440

Oil & Gas - 0.6%
225,000	Tosco Corp., Notes, 8.125% due 2/15/30	301,661
175,000	Valero Energy Corp., Notes, 7.500% due 4/15/32	211,643

		513,304

	TOTAL ENERGY	692,744

FINANCIALS - 5.2%
Banks - 0.7%
175,000	Astoria Financial Corp., Notes, 5.750% due 10/15/12	180,780
200,000	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (e)	257,371
140,000	Webster Bank, Sub. Notes, 5.875% due 1/15/13	144,335

		582,486

Diversified Financial Services - 3.8%
175,000	Capital One Financial Corp., Sr. Notes, 4.800% due 2/21/12	170,231
250,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	275,422
275,000	Countrywide Home Loans, Inc., Medium Term Notes, Series L, 4.000% due 3/22/11	260,702
175,000	Encana Holdings Finance Corp., 5.800% due 5/1/14	183,141
140,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	142,682
250,000	General Electric Capital Corp., Medium Term Notes, 3.110% due 6/22/07 (f)	250,417
135,000	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	122,307
200,000	HSBC Finance Corp., Notes, 8.000% due 7/15/10	229,044
150,000	iStar Financial Inc., Sr. Notes, 6.000% due 12/15/10	154,811
225,000	J.P. Morgan Chase & Co., Sub. Notes, 5.750% due 1/2/13	234,179
250,000	Lehman Brothers Holdings Inc., Medium Term Notes, 4.250% due 1/27/10	243,655
275,000	Morgan Stanley, Sub. Notes, 4.750% due 4/1/14	262,303
250,000	Nationwide Building Society, Notes, 4.250% due 2/1/10 (e)	244,919
175,000	Pemex Financial Ltd., Notes, 9.030% due 2/15/11	196,647
250,000	SLM Corp., Medium Term Notes, Series A, 2.900% due 1/26/09 (f)	250,539
150,000	Textron Financial Corp., Medium Term Notes, Series E, 2.750% due 6/1/06	146,876

		3,367,875

See Notes to Schedule of Investments.

Salomon Brothers Variable Total Return Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
Insurance - 0.6%
$200,000	Allstate Corp., Debentures, 6.750% due 5/15/18	$224,096
175,000	Infinity Property and Casualty Corp., Sr. Notes, Series B, 5.500% due 2/18/14	169,912
175,000	Unitrin, Inc., Sr. Notes, 4.875% due 11/1/10	170,312

		564,320

Real Estate - 0.1%
100,000	Boston Properties, Inc., Sr. Notes, 6.250% due 1/15/13	107,131

	TOTAL FINANCIALS	4,621,812

HEALTHCARE - 1.1%
Healthcare Providers & Services - 0.8%
145,000	HCA, Inc., Notes, 7.125% due 6/1/06	149,914
150,000	Humana, Inc., Sr. Notes, 6.300% due 8/1/18	156,241
250,000	UnitedHealth Group, Inc., Notes, 4.125% due 8/15/09	245,780
175,000	WellPoint Health Networks, Inc., Notes, 6.375% due 6/15/06	179,500

		731,435

Pharmaceuticals - 0.3%
225,000	Wyeth, Notes, 5.500% due 3/15/13	229,082

	TOTAL HEALTHCARE	960,517

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
150,000	Goodrich Corp., Notes, 7.500% due 4/15/08	162,488

Building Products - 0.2%
150,000	Masco Corp., Bonds, 6.500% due 8/15/32	162,240

Commercial Services & Supplies - 0.6%
250,000	Cintas Corp., 6.000% due 6/1/12	268,220
250,000	International Lease Finance Corp., Medium Term Notes, Series O, 4.375% due 11/1/09	246,024

		514,244

Road & Rail - 0.2%
192,113	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25	192,598

	TOTAL INDUSTRIALS	1,031,570

MATERIALS - 0.2%
Paper & Forest Products - 0.2%
175,000	Domtar, Inc., Notes, 5.375% due 12/1/13	165,190

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunications - 0.5%
135,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	157,987
250,000	Verizon Florida Inc., Debentures, 6.125% due 1/15/13	260,220

		418,207

Wireless Telecommunications - 0.2%
125,000	AT&T Wireless Services, Inc., Sr. Notes, 8.750% due 3/1/31	165,409

	TOTAL TELECOMMUNICATION SERVICES	583,616

UTILITIES - 0.4%
Electric Utilities - 0.3%
250,000	Alabama Power Co., Bonds, 5.650% due 3/15/35	246,755

Multi-Utilities & Unregulated Power - 0.1%
150,000	United Utilities PLC, Bonds, 4.550% due 6/19/18	134,506

	TOTAL UTILITIES	381,261

	TOTAL CORPORATE BONDS AND NOTES (Cost - $10,011,063)	9,996,033

SOVEREIGN BONDS - 0.3%
Canada - 0.3%
250,000	Province of Ontario, Notes, 3.282% due 3/28/08 (Cost - $250,184)	242,773

ASSET-BACKED SECURITIES - 2.8%
500,000	Arg Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/10 (e)	490,111
150,000	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23	154,873
500,000	Centex Home Equity, Series 2003-B, Class AF4, 3.235% due 2/25/32 (f)	483,904
368,076	Household Automotive Trust, Series 2003-1, Class A3, 1.730% due 12/17/07	366,063
250,000	Prime Credit Card Master Trust, Series 2000-1, Class A, 6.700% due 10/15/09	254,809
25,394	Residential Asset Securities Corp., Series 1999-KS2, Class AI7, 7.390% due 6/25/28	25,426
18,858	Soundview Home Equity Loan Trust, Series 2000-1, Class AIF, 8.640% due 5/25/30 (f)	19,284
625,000	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (e)	625,000

	TOTAL ASSET-BACKED SECURITIES (Cost - $2,440,853)	2,419,470

See Notes to Schedule of Investments.

Salomon Brothers Variable Total Return Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

WARRANTS	SECURITY	VALUE
WARRANTS - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
1,239	Lucent Technologies Inc., (Exercise price of $2.75 per share expiring on 12/10/07. Each warrant exercisable for 1 share of common stock.) (Cost - $0) (b)	$830

	SUB-TOTAL INVESTMENTS (Cost - $82,084,916)	85,076,825

FACE AMOUNT
SHORT-TERM INVESTMENTS - 19.3%
REPURCHASE AGREEMENTS - 15.4%
$3,000,000	Interest in $617,607,000 joint tri-party repurchase agreement dated 3/31/05 with Goldman Sachs & Co., 2.850% due 4/1/05; Proceeds at maturity - $3,000,238; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.750% due 4/28/05 to 5/15/20; Market value - $3,060,000) (g)	3,000,000
2,506,000	Interest in $546,328,000 joint tri-party repurchase agreement dated 3/31/05 with Merrill Lynch & Co., Inc., 2.850% due 4/1/05; Proceeds at maturity - $2,506,198; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.980% due 7/7/05 to 1/27/25; Market value - $2,556,121) (g)	2,506,000
3,000,000	Interest in $441,237,000 joint tri-party repurchase agreement dated 3/31/05 with Morgan Stanley, Inc., 2.850% due 4/1/05; Proceeds at maturity - $3,000,238 (Fully collateralized by various U.S. government agency obligations, 0.000% due 4/13/05 to 2/24/06; Market value - $3,060,024) (g)	3,000,000
1,985,000	Interest in $562,119,000 joint tri-party repurchase agreement dated 3/31/05 with State Street Bank & Trust Co., 2.380% due 4/1/05; Proceeds at maturity - $1,985,131; (Fully collateralized by U.S. government agency obligations, 7.625% due 2/55/05 to 4/28/05; Market value - $2,028,286)	1,985,000
3,000,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Securities LLC, 2.850% due 4/1/05; Proceeds at maturity - $3,000,237; (Fully collateralized by International Bank for Reconstruction & Development Notes and Bonds and various U.S. government agency obligations, 0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $3,060,000) (g)	3,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $13,491,000)	13,491,000

SHARES
SECURITIES PURCHASED WITH LOANED SECURITIES COLLATERAL - 3.9%
3,426,829	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $3,426,829)	3,426,829

	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,917,829)	16,917,829

	TOTAL INVESTMENTS - 116.3% (Cost - $99,002,745*)	101,994,654
	Liabilities in Excess of Other Assets - (16.3)%	(14,279,354)

	TOTAL NET ASSETS - 100.0%	$87,715,300

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	All or a portion of this security acquired under mortgage dollar roll agreement.

(d)	Security is issued on a to-be-announced basis.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Rate shown reflects rate in effect at March 31, 2005 on instrument with variable rate or step coupon rates.

(g)	Securities with an aggregate market value of $11,506,000 are segregated for to-be-announced securities.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable Total Return Fund (“Fund”), a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including the affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sale price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on the day, at the last sale price. Securities traded in over-the counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer, for which specific information is not known, for example the face amount and maturity date in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to Financial Statements (unaudited) (continued)

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,649,097
Gross unrealized depreciation	(5,657,188)

Net unrealized appreciation	$2,991,909

The average monthly balance of mortgage dollar rolls outstanding during the three months ended March 31, 2005 was $10,831,225. At March 31, 2005, the Fund had outstanding mortgage dollar rolls with a total cost of $11,422,435. There were no dollar rolls outstanding in excess of 10% of net assets at March 31, 2005.

At March 31, 2005, the Fund had loaned securities having a market value of $3,323,327. The Fund received cash collateral amounting to $3,426,829 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	May 27, 2005